Consolidated Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (29,838,448)	$ (1,565,219)	$ (21,335,988)	$ (19,871,908)	$ (6,860,030)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,594		2,330	373
Common stock issued for services	874,999	16,918	8,714	3,766,918	1,330,849
Stock-based compensation	157,990	9,481	10,319,137	382,343	37,335
Amortization of debt discount		20,458	327,776	118,639
Amortization of deferred financing costs		4,801	78,724	69,546
Change in fair value of derivative liabilities	26,114,720	1,016,373	7,954,970	12,877,675	3,688,353
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(11,059)	10,563	(89,983)	160,283	(182,708)
Accounts payable	(121,365)	1,050	565,779	(57,102)	32,299
Accrued expenses	497,474	76,875	4,287	315,704	369,927
Net cash used in operating activities	(2,322,095)	(408,700)	(2,164,254)	(2,237,529)	(1,583,975)
Cash flows from investing activities
Purchase of fixed assets	(10,670)	(762)	(3,673)	(8,871)
Net cash used in investing activities	(10,670)	(762)	(3,673)	(8,871)
Cash flows from financing activities
Net proceeds from the exercise of warrants	4,307,676
Proceeds from sale of Series A preferred stock and warrants		2,299,274		3,494,428	3,220,018
Proceeds from sale of common stock and warrants			22,229,321
Proceeds from sales of common and Class A Series A preferred stock, pursuant to Share Exchange			2,000,000
Principal payments of note payable	(148,441)		(19,493)		(39,990)
Proceeds from subordinated promissory notes payable, net of financing costs		501,600		501,600	154,900
Net cash provided by financing activities	4,159,235	2,800,874	24,209,828	3,996,028	3,334,928
Net increase in cash and cash equivalents	1,826,470	2,391,412	22,041,901	1,749,628	1,750,953
Cash and cash equivalents at beginning of the period	25,564,351	1,559,728	3,522,450	1,772,822	21,869
Cash and cash equivalents at end of the period	27,390,821	3,951,140	25,564,351	3,522,450	1,772,822
Cash paid during the period for:
Income taxes
Interest	3,268		1,103
Non-cash investing and financing transactions:
Conversion of Series A Preferred Stock and Subordinated Notes to common stock			900,000
Conversion of accrued interest to common stock			60,922
Cancellation of note payable for insurance premiums	55,220		77,850
Fair value of derivative reclassified to additional paid-in-capital in connection with Share Exchange			6,804,625
Fair value of warrant derivatives issued with units offering			4,333,163
Beneficial conversion feature			186,727
Fair value of derivatives issued in connection with issuance of preferred stock		1,158,779		1,761,063	984,465
Fair value of derivative warrants issued to lenders in connection with issuance of subordinated promissory notes		83,363		83,363	26,325
Fair value of warrants issued in connection with deferred financing costs		41,681		41,681	13,089
Fair value of derivative issued to Wonpung for services					299,141
Exchange of loans and accrued interest for common stock from founder					1,222,321
Exchange of subordinated notes and accrued interest for Series A preferred stock					1,541,180
Fair value of derivative warrants issued for offering costs in connection with the issuance of Series A preferred stock		163,615		248,655	79,615
Reclassification of warrant liabilities to additional paid in capital for warrant exercises	4,884,633				54,143
Financing of insurance premiums by issuance of note payable	$ 293,625